Exhibit 1. Consolidated subsidiaries, associates and joint ventures - Consolidated subsidiaries (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity		$ 58,231,628	$ 57,107,780	$ 48,215,699	$ 43,560,501
Profit (loss) of the year		15,005,155	12,355,390	7,969,394
Total assets		133,890,296	124,643,498
Total liabilities		$ 75,658,668	$ 67,535,718
Equion Energy Limited [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol, joint venture		51.00%	51.00%
Activity, joint venture		Exploration, exploitation and production of hydrocarbons
Country/Domicile, joint venture		United Kingdom
Geographic area of operations, joint venture		Colombia
Equity		$ 2,234,067	$ 1,939,686
Profit (loss) of the year		396,380	421,511	253,708
Total assets		2,625,837	2,567,950
Total liabilities		$ 391,770	$ 628,264
Offshore International Group
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol, joint venture		50.00%	50.00%
Activity, joint venture		Exploration, exploitation and production of hydrocarbons
Country/Domicile, joint venture		United States
Geographic area of operations, joint venture		Peru
Equity		$ 736,847	$ 771,492
Profit (loss) of the year		(48,247)	(322,969)	$ (178,280)
Total assets		1,766,271	1,878,508
Total liabilities		$ 1,029,424	$ 1,107,016
Ecodiesel Colombia S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol, joint venture	[1]	50.00%
Activity, joint venture	[1]	Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	[1]	Colombia
Geographic area of operations, joint venture	[1]	Colombia
Equity	[1]	$ 92,191
Profit (loss) of the year	[1]	17,964
Total assets	[1]	147,087
Total liabilities	[1]	$ 54,896
Serviport S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[2]	Colombian peso
Ownership interest Ecopetrol, associate	[2]	49.00%
Activity, associate	[2]	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections and load measurements
Country/Domicile, associate	[2]	Colombia
Geographic area of operations, associate	[2]	Colombia
Equity	[2]	$ 22,593
Profit (loss) of the year	[2]	1,164
Total assets	[2]	59,044
Total liabilities	[2]	$ 36,451
Sociedad Portuaria Olefinas y Derivados S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[2]	Colombian peso
Ownership interest Ecopetrol, associate	[2]	50.00%
Activity, associate	[2]	Construction, use, maintenance and administration of port facilities, ports, private docks
Country/Domicile, associate	[2]	Colombia
Geographic area of operations, associate	[2]	Colombia
Equity	[2]	$ 3,816
Profit (loss) of the year	[2]	646
Total assets	[2]	6,753
Total liabilities	[2]	$ 2,937

[1]	Information available as of November 30, 2019.
[2]	Information available as of September 30, 2019. The investment is 100% impaired as of December 31, 2019.